Ordinary share (Tables)	12 Months Ended
Dec. 31, 2023
Ordinary share
Shares outstanding
	2023	2022

Shares issued	7,899,832	7,899,832	*
Less: shares under treasury stock	(178,400)	(167,700)
	7,721,432	7,732,132